N-4	Apr. 10, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Separate Account A
Entity Central Index Key	0000356475
Entity Investment Company Type	N-4
Document Period End Date	Apr. 10, 2024
Amendment Flag	false
Flex Bonus, Retirement Companion, and Smart Choice
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 5 years following a Purchase
Payment, you may be assessed a surrender charge of 7% of the Purchase
Payment withdrawn. However, surrender charges will not be deducted once
9 years have elapsed since your Certificate Date.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Contract Charges – Surrender Charge
Transaction Charges
In addition to charges for early withdrawals, you may also be charged for other transactions. There may be charges for transferring cash value from any Series, taking a full or partial surrender, annuitizing all or part of a
Participant’s Account, or initiating a loan. There may also be taxes on
Purchase Payments.
Transaction Charge for Transfers. Currently, we do not charge for transfers.
However, we reserve the right to charge for transfers from any Series.
Fee Table and Examples Contract Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Contract Charges Appendix A:Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	Flexible Bonus – 1.39% Smart Choice – 3.12% Retirement Companion – 1.29%	Flexible Bonus – 1.39% Smart Choice – 3.12% Retirement Companion – 1.29%
	Investment options (Portfolio Company fees and expenses)[2]	0.10%	1.02%
1 As a percentage of average Participant’s Account value in the Separate Account. The charge shown also includes the Administrative Charge.
2 As a percentage of Fund assets before temporary expense reimbursements and/or fee waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Flexible Bonus
Lowest Annual Cost $1,363	Highest Annual Cost $2,143
Smart Choice
Lowest Annual Cost $1,363	Highest Annual Cost $2,143
Retirement Companion
Lowest Annual Cost $1,275	Highest Annual Cost $2,062
Assumes:	Assumes:

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money during the first 5 years following a Purchase
Payment, you may be assessed a surrender charge of 7% of the Purchase
Payment withdrawn. However, surrender charges will not be deducted once
9 years have elapsed since your Certificate Date.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Contract Charges – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to charges for early withdrawals, you may also be charged for other transactions. There may be charges for transferring cash value from any Series, taking a full or partial surrender, annuitizing all or part of a
Participant’s Account, or initiating a loan. There may also be taxes on
Purchase Payments.
Transaction Charge for Transfers. Currently, we do not charge for transfers.
However, we reserve the right to charge for transfers from any Series.
Fee Table and Examples Contract Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Contract Charges Appendix A:Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	Flexible Bonus – 1.39% Smart Choice – 3.12% Retirement Companion – 1.29%	Flexible Bonus – 1.39% Smart Choice – 3.12% Retirement Companion – 1.29%
	Investment options (Portfolio Company fees and expenses)[2]	0.10%	1.02%
1 As a percentage of average Participant’s Account value in the Separate Account. The charge shown also includes the Administrative Charge.
2 As a percentage of Fund assets before temporary expense reimbursements and/or fee waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Flexible Bonus
Lowest Annual Cost $1,363	Highest Annual Cost $2,143
Smart Choice
Lowest Annual Cost $1,363	Highest Annual Cost $2,143
Retirement Companion
Lowest Annual Cost $1,275	Highest Annual Cost $2,062
Assumes:	Assumes:

Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Participant’s Account value in the Separate Account. The charge shown also includes the Administrative Charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.10%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.02%
Investment Options Footnotes [Text Block]	2 As a percentage of Fund assets before temporary expense reimbursements and/or fee waivers.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $1,363	Highest Annual Cost $2,143
Smart Choice
Lowest Annual Cost $1,363	Highest Annual Cost $2,143
Retirement Companion
Lowest Annual Cost $1,275	Highest Annual Cost $2,062
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals

Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in theContract
Not a Short-Term Investment
•This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply for the first 5 years of the Contract.
Surrender charges will reduce the value of your Contract if you withdraw money during that time period.
•The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in theContract
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
•Each investment option, including the General Account, has its own unique risks.
•You should review the prospectuses for the available Funds and the
Prospectus disclosure concerning the General Account before making an investment decision.
Principal Risks of Investing in theContract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the General Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
BLIC, including our financial strength ratings, is available by contacting us at
(888) 243-1968.
Principal Risks of Investing in theContract

Investment Restrictions [Text Block]	Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to impose a charge for transfers from any Series.•Transfers from the General Account are subject to special limitations.•We reserve the right to limit transfers in circumstances of frequent or large transfers.•We reserve the right to remove or substitute the Funds available as investment options under the Contract.•Your Plan may limit your available Funds.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	FEE TABLE AND EXAMPLESThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes of 0% to 3.5% may also be deducted. Transaction Expenses
Surrender Charge (Note 1) (as a percentage of Purchase Payments withdrawn)	7%

Transaction Charge (Note 2) (each surrender,annuitization and transfer)	$10

Loan Set-up Fee (Note 3)	$50
Note 1. If an amount surrendered is determined to include the withdrawal of prior Purchase Payments, a surrender charge may be assessed. Surrender charges are calculated in accordance with the schedule below. However, surrender charges will not be deducted once 9 years have elapsed since your Certificate Date.
Number of Complete Months from Receipt of Purchase Payment	% Charge
60 months or less	7
More than 60 months	0
Note 2. In the event of a full or partial surrender, the fee is the lesser of $10 or 2% of the amount surrendered. In the event of a transfer, the fee applies to each transfer from a Series. We currently waive the fee for transfers.
  Note 3. Loans are only available for Contracts issued to Section 403(b)Plans.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses.
Annual Contract Expenses
	Flexible Bonus / Smart Choice	Retirement Companion
Administrative Expenses (Note 1)	21.50 plus $2.50 for each Series selected for investment	$21.50 plus $2.50 for each Series selected for investment
Base Contract Charge (Note 2)	1.35%	1.25%
(as a percentage of average Participant’s Account value in the Separate Account)
Loan Interest (Note 3)	6.5% gross annual interest rate	6.5% gross annual interest rate
(as a percentage of any outstanding loan balance)	(net annual interest rate will not exceed 3.5%)	(net annual interest rate will not exceed 3.5%)
Note 1. We call this fee the “administrative fee” in your Contract, as well as in other places in the Prospectus. For a Certificate Year, the Administrative Fee is currently waived if you make Purchase Payments of $2,000 or more in that Certificate Year or if your Participant’s Account value is $10,000 or more at the end of that Certificate Year. (See “Contract Charges – Administrative Fees.”) In the section entitled “Important Information You Should Consider About The Contract,” we are required to present this fee as part of the Base Contract.

Note 2. This is comprised of two fees that we call the “Mortality and Expense Risk Charge” and “Distribution Expense Charge” in your Contract, as well as in other places in the Prospectus. (See “Charges” section of the Prospectus, under the sub-headings “Mortality and Expense Risk Charge” and “Distribution Expense Charge.”)

Note 3. Loans are only available for Contracts issued to Section 403(b) Plans. The net annual interest rate reflects the difference between the annual interest rate charged on an outstanding loan balance (6.5%) and the annual interest rate credited to the portion of the Participant’s Account value in the General Account attributable to the loan (not less than 3%).The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A. Annual Fund Expenses
	Minimum	Maximum
Total Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.02%

Transaction Expenses [Table Text Block]	Transaction Expenses
Surrender Charge (Note 1) (as a percentage of Purchase Payments withdrawn)	7%

Transaction Charge (Note 2) (each surrender,annuitization and transfer)	$10

Loan Set-up Fee (Note 3)	$50
Note 1. If an amount surrendered is determined to include the withdrawal of prior Purchase Payments, a surrender charge may be assessed. Surrender charges are calculated in accordance with the schedule below. However, surrender charges will not be deducted once 9 years have elapsed since your Certificate Date.
Number of Complete Months from Receipt of Purchase Payment	% Charge
60 months or less	7
More than 60 months	0
Note 2. In the event of a full or partial surrender, the fee is the lesser of $10 or 2% of the amount surrendered. In the event of a transfer, the fee applies to each transfer from a Series. We currently waive the fee for transfers.
Note 3. Loans are only available for Contracts issued to Section 403(b)Plans.
Sales Load, Footnotes [Text Block]	Note 2. In the event of a full or partial surrender, the fee is the lesser of $10 or 2% of the amount surrendered. In the event of a transfer, the fee applies to each transfer from a Series. We currently waive the fee for transfers.

Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	Note 1. If an amount surrendered is determined to include the withdrawal of prior Purchase Payments, a surrender charge may be assessed. Surrender charges are calculated in accordance with the schedule below. However, surrender charges will not be deducted once 9 years have elapsed since your Certificate Date.
Number of Complete Months from Receipt of Purchase Payment	% Charge
60 months or less	7
More than 60 months	0

Exchange Fee, Current [Dollars]	$ 10
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Note 3. Loans are only available for Contracts issued to Section 403(b)Plans.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses.
Annual Contract Expenses
	Flexible Bonus / Smart Choice	Retirement Companion
Administrative Expenses (Note 1)	21.50 plus $2.50 for each Series selected for investment	$21.50 plus $2.50 for each Series selected for investment
Base Contract Charge (Note 2)	1.35%	1.25%
(as a percentage of average Participant’s Account value in the Separate Account)
Loan Interest (Note 3)	6.5% gross annual interest rate	6.5% gross annual interest rate
(as a percentage of any outstanding loan balance)	(net annual interest rate will not exceed 3.5%)	(net annual interest rate will not exceed 3.5%)
Note 1. We call this fee the “administrative fee” in your Contract, as well as in other places in the Prospectus. For a Certificate Year, the Administrative Fee is currently waived if you make Purchase Payments of $2,000 or more in that Certificate Year or if your Participant’s Account value is $10,000 or more at the end of that Certificate Year. (See “Contract Charges – Administrative Fees.”) In the section entitled “Important Information You Should Consider About The Contract,” we are required to present this fee as part of the Base Contract.

Note 2. This is comprised of two fees that we call the “Mortality and Expense Risk Charge” and “Distribution Expense Charge” in your Contract, as well as in other places in the Prospectus. (See “Charges” section of the Prospectus, under the sub-headings “Mortality and Expense Risk Charge” and “Distribution Expense Charge.”)

Note 3. Loans are only available for Contracts issued to Section 403(b) Plans. The net annual interest rate reflects the difference between the annual interest rate charged on an outstanding loan balance (6.5%) and the annual interest rate credited to the portion of the Participant’s Account value in the General Account attributable to the loan (not less than 3%).
Administrative Expense, Footnotes [Text Block]	Note 1. We call this fee the “administrative fee” in your Contract, as well as in other places in the Prospectus. For a Certificate Year, the Administrative Fee is currently waived if you make Purchase Payments of $2,000 or more in that Certificate Year or if your Participant’s Account value is $10,000 or more at the end of that Certificate Year. (See “Contract Charges – Administrative Fees.”) In the section entitled “Important Information You Should Consider About The Contract,” we are required to present this fee as part of the Base Contract.
Base Contract Expense, Footnotes [Text Block]	Note 2. This is comprised of two fees that we call the “Mortality and Expense Risk Charge” and “Distribution Expense Charge” in your Contract, as well as in other places in the Prospectus. (See “Charges” section of the Prospectus, under the sub-headings “Mortality and Expense Risk Charge” and “Distribution Expense Charge.”)
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.02%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.10%
Portfolio Company Expenses Maximum [Percent]	1.02%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to fully or partially surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on full and partial surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative. Investment Risk. You bear the risk of any decline in the Account value resulting from the performance of the Funds you have chosen. The Account value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Funds. Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the General Account offered under this Contract. Tax Consequences. Full and partial surrenders are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any surrender is made, surrenders are taxable as ordinary income rather than capital gains. Plan Terms Risk. If you participate through a group arrangement, the Contract may provide that all or some of your rights or choices as described in this Prospectus are subject to the Plan’s terms. For example, limitations on your rights may apply to Funds, Purchase Payments, surrenders, transfers, loans, the death benefit and Annuity options. We may rely on your employer’s /organization’s or the Plan administrator’s statements to us as to the terms of the Plan or your entitlement to any amounts. We are not a party to your employer’s/organization’s retirement Plan. We will not be responsible for determining what your Plan says. You should consult the Contract, your Certificate, and the Plan document to see how you may be affected. An involuntary distribution to you from your Plan may be subject to surrender charges under the Contract. Loan Risk. If you are a Participant in a Contract issued to a Section 403(b) Plan, you may be able to obtain a loan under the Contract. A loan negatively impacts the value of your Account and the death benefit, whether or not the loan is repaid. Any outstanding loan balance will be deducted from the proceeds payable upon a full surrender or under the death benefit. If a loan is taken, 125% of the outstanding loan balance (including unpaid loan interests) must be held in the General Account as collateral for the loan. Surrenders and transfers may be restricted as a result. Amounts held in the General Account as collateral for a loan do not participate in the investment performance of any Funds, and may be credited a lower rate of interest than amounts in the General Account that are not attributable to a loan. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default. Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their Contracts (including Participants and their Certificates). There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Funds invest, and it is possible the funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Funds will avoid losses affecting your Contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funds invest.
Item 10. Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACTThe following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Death Benefit	Pays a minimum death benefit at least equal to the Participant’s Account value (less any amounts due)	Standard	No Charge	•Partial surrenders and loans may significantly reduce the benefit •Death benefit may differ depending on date of death
Loans	You may be able to obtain a loan from the portion of your Account value allocated to the General Account	Standard	$50 loan set-up fee 6.5% gross annual interest rate net annual interest rate will not exceed 3.5%) on outstanding loan balance
•May be available
only under
Contracts issued
to
Section 403(b)Plans
•125% of
outstanding loan
balance must be
held in the
General Account
as collateral
•Partial surrenders
and transfers may
be restricted
•Loans may
significantly
reduce cash value
of the Account
and the death
benefit
•Loans may have
negative tax
consequences

Each of these benefits are discussed more fully, as follows: the nursing home or hospital confinement waiver is discussed in the prospectus section entitled “Contract Charges – Surrender Charge”; the death benefit is discussed in the prospectus section entitled “Death Benefit”; and loans are discussed in the prospectus section entitled “Description of the Contracts – Loans – 403(b)Plans Only.” The availability of benefits may vary by employer/organization or Plan administrator. You should reference Your Plan documents or speak with Your employer/organization or Plan administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Death Benefit	Pays a minimum death benefit at least equal to the Participant’s Account value (less any amounts due)	Standard	No Charge	•Partial surrenders and loans may significantly reduce the benefit •Death benefit may differ depending on date of death
Loans	You may be able to obtain a loan from the portion of your Account value allocated to the General Account	Standard	$50 loan set-up fee 6.5% gross annual interest rate net annual interest rate will not exceed 3.5%) on outstanding loan balance
•May be available
only under
Contracts issued
to
Section 403(b)Plans
•125% of
outstanding loan
balance must be
held in the
General Account
as collateral
•Partial surrenders
and transfers may
be restricted
•Loans may
significantly
reduce cash value
of the Account
and the death
benefit
•Loans may have
negative tax
consequences

Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A Funds Available Under the Contract The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF189 for Flexible Bonus, https://dfinview.com/BHF/TAHD/BHF190 for Retirement Companion, and https://dfinview.com/BHF/TAHD/BHF191 for Smart Choice. You can also request this information at no cost by calling (800) 343-8496 or sending an email request to rcg@brighthousefinancial.com. Availability of Funds may vary by employer/organization or Plan administrator. You should reference Your Plan documents or speak with Your employer/organization or Plan administrator for the Funds available to You. The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.91%	16.17%	8.31%	5.78%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	0.87%	14.21%	11.08%	7.43%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.33%	8.90%	7.66%
Seeks capital appreciation.	MFS® Research International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.65%	13.05%	8.82%	4.43%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.67%	41.23%	11.07%	8.77%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.55%	6.22%	1.25%	1.86%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.53%	9.91%	11.55%	8.93%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	5.84%	1.53%	2.20%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.57%	49.61%	16.15%	12.88%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.77%	18.53%	11.56%	6.75%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	7.66%	13.12%	10.36%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.28%	5.20%	0.87%	1.57%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	16.08%	12.34%	9.01%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.39%	17.93%	7.99%	4.05%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.32%	16.80%	9.90%	7.16%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	25.94%	15.39%	11.75%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	10.40%	8.53%	6.59%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	8.15%	11.55%	8.78%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	15.53%	12.40%	8.75%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	46.81%	13.52%	11.88%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	21.57%	11.84%	9.44%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.56%	9.44%	2.80%	3.01%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	DWS CROCI® International VIP — Class A# DWS Investment Management Americas, Inc.	0.84%	18.95%	7.11%	2.14%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Asset Manager Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.53%	12.94%	7.48%	5.40%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.56%	33.45%	16.65%	11.61%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Government Money Market Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.27%	4.89%	1.72%	1.11%
Seeks to achieve capital appreciation.	Growth Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.58%	36.24%	19.64%	14.80%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Index 500 Portfolio — Initial Class†† Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	26.19%	15.56%	11.92%
Seeks long-term growth of capital.	Overseas Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan, FIA, FIA(UK), and FIJ	0.73%	20.55%	9.99%	4.91%
Seeks long-term capital growth through investments in stocks.	T. Rowe Price Growth Stock Fund — Investor Class T. Rowe Price Associates, Inc.	0.65%	45.27%	13.33%	11.71%
Seeks long-term capital appreciation.	Alger Small Cap Growth Portfolio — Class I-2 Fred Alger Management, LLC	1.02%	16.49%	7.96%	7.05%
#Certain Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Funds' prospectuses for additional information regarding these arrangements.††Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Prospectuses Available [Text Block]	The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF189 for Flexible Bonus, https://dfinview.com/BHF/TAHD/BHF190 for Retirement Companion, and https://dfinview.com/BHF/TAHD/BHF191 for Smart Choice. You can also request this information at no cost by calling (800) 343-8496 or sending an email request to rcg@brighthousefinancial.com. Availability of Funds may vary by employer/organization or Plan administrator. You should reference Your Plan documents or speak with Your employer/organization or Plan administrator for the Funds available to You. The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.91%	16.17%	8.31%	5.78%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	0.87%	14.21%	11.08%	7.43%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.33%	8.90%	7.66%
Seeks capital appreciation.	MFS® Research International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.65%	13.05%	8.82%	4.43%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.67%	41.23%	11.07%	8.77%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.55%	6.22%	1.25%	1.86%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.53%	9.91%	11.55%	8.93%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	5.84%	1.53%	2.20%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.57%	49.61%	16.15%	12.88%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.77%	18.53%	11.56%	6.75%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	7.66%	13.12%	10.36%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.28%	5.20%	0.87%	1.57%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	16.08%	12.34%	9.01%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.39%	17.93%	7.99%	4.05%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.32%	16.80%	9.90%	7.16%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	25.94%	15.39%	11.75%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	10.40%	8.53%	6.59%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	8.15%	11.55%	8.78%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	15.53%	12.40%	8.75%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	46.81%	13.52%	11.88%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	21.57%	11.84%	9.44%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.56%	9.44%	2.80%	3.01%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	DWS CROCI® International VIP — Class A# DWS Investment Management Americas, Inc.	0.84%	18.95%	7.11%	2.14%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Asset Manager Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.53%	12.94%	7.48%	5.40%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.56%	33.45%	16.65%	11.61%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Government Money Market Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.27%	4.89%	1.72%	1.11%
Seeks to achieve capital appreciation.	Growth Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.58%	36.24%	19.64%	14.80%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Index 500 Portfolio — Initial Class†† Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	26.19%	15.56%	11.92%
Seeks long-term growth of capital.	Overseas Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan, FIA, FIA(UK), and FIJ	0.73%	20.55%	9.99%	4.91%
Seeks long-term capital growth through investments in stocks.	T. Rowe Price Growth Stock Fund — Investor Class T. Rowe Price Associates, Inc.	0.65%	45.27%	13.33%	11.71%
Seeks long-term capital appreciation.	Alger Small Cap Growth Portfolio — Class I-2 Fred Alger Management, LLC	1.02%	16.49%	7.96%	7.05%

Portfolio Company Objective [Text Block]	Investment ObjectivesSeeks long-term capital appreciation.
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund — Investor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Funds' prospectuses for additional information regarding these arrangements.
Flex Bonus, Retirement Companion, and Smart Choice | UnsuitableasShortTermSavingsVehicleMember
Prospectus:
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to fully or partially surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on full and partial surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Flex Bonus, Retirement Companion, and Smart Choice | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the Account value resulting from the performance of the Funds you have chosen. The Account value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Funds.
Flex Bonus, Retirement Companion, and Smart Choice | InvestmentRestrictionsOpportunityRisksMember
Prospectus:
Principal Risk [Text Block]
Flex Bonus, Retirement Companion, and Smart Choice | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Full and partial surrenders are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any surrender is made, surrenders are taxable as ordinary income rather than capital gains.
Flex Bonus, Retirement Companion, and Smart Choice | PlanTermsRiskMember
Prospectus:
Principal Risk [Text Block]	Plan Terms Risk. If you participate through a group arrangement, the Contract may provide that all or some of your rights or choices as described in this Prospectus are subject to the Plan’s terms. For example, limitations on your rights may apply to Funds, Purchase Payments, surrenders, transfers, loans, the death benefit and Annuity options. We may rely on your employer’s /organization’s or the Plan administrator’s statements to us as to the terms of the Plan or your entitlement to any amounts. We are not a party to your employer’s/organization’s retirement Plan. We will not be responsible for determining what your Plan says. You should consult the Contract, your Certificate, and the Plan document to see how you may be affected. An involuntary distribution to you from your Plan may be subject to surrender charges under the Contract.
Flex Bonus, Retirement Companion, and Smart Choice | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk. If you are a Participant in a Contract issued to a Section 403(b) Plan, you may be able to obtain a loan under the Contract. A loan negatively impacts the value of your Account and the death benefit, whether or not the loan is repaid. Any outstanding loan balance will be deducted from the proceeds payable upon a full surrender or under the death benefit. If a loan is taken, 125% of the outstanding loan balance (including unpaid loan interests) must be held in the General Account as collateral for the loan. Surrenders and transfers may be restricted as a result. Amounts held in the General Account as collateral for a loan do not participate in the investment performance of any Funds, and may be credited a lower rate of interest than amounts in the General Account that are not attributable to a loan. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default.
Flex Bonus, Retirement Companion, and Smart Choice | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their Contracts (including Participants and their Certificates). There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Funds invest, and it is possible the funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Funds will avoid losses affecting your Contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funds invest.
Flex Bonus, Retirement Companion, and Smart Choice | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract including loss of principal.An investment in the Contract is subject to the risks related to us. Any obligations (including under the General Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Flex Bonus, Retirement Companion, and Smart Choice | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•Surrender charges may apply for the first 5 years of the Contract.Surrender charges will reduce the value of your Contract if you withdraw money during that time period.•The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Flex Bonus, Retirement Companion, and Smart Choice | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).•Each investment option, including the General Account, has its own unique risks.•You should review the prospectuses for the available Funds and the Prospectus disclosure concerning the General Account before making an investment decision.
Flex Bonus, Retirement Companion, and Smart Choice | Insurance Company Risk [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the General Account offered under this Contract.
Flex Bonus, Retirement Companion, and Smart Choice | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Flex Bonus, Retirement Companion, and Smart Choice | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
Flex Bonus, Retirement Companion, and Smart Choice | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Flex Bonus, Retirement Companion, and Smart Choice | BrighthouseSmallCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Flex Bonus, Retirement Companion, and Smart Choice | InvescoSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.33%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Flex Bonus, Retirement Companion, and Smart Choice | MFSResearchInternationalPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.05%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Flex Bonus, Retirement Companion, and Smart Choice | MorganStanleyDiscoveryPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	41.23%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Flex Bonus, Retirement Companion, and Smart Choice | PIMCOTotalReturnPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	1.86%
Flex Bonus, Retirement Companion, and Smart Choice | TRowePriceLargeCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Flex Bonus, Retirement Companion, and Smart Choice | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Flex Bonus, Retirement Companion, and Smart Choice | BlackRockCapitalAppreciationPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	49.61%
Average Annual Total Returns, 5 Years [Percent]	16.15%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Flex Bonus, Retirement Companion, and Smart Choice | BrighthouseArtisanMidCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	11.56%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Flex Bonus, Retirement Companion, and Smart Choice | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Flex Bonus, Retirement Companion, and Smart Choice | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	5.20%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Flex Bonus, Retirement Companion, and Smart Choice | MetLifeMidCapStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	16.08%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Flex Bonus, Retirement Companion, and Smart Choice | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Flex Bonus, Retirement Companion, and Smart Choice | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Flex Bonus, Retirement Companion, and Smart Choice | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500®Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	25.94%
Average Annual Total Returns, 5 Years [Percent]	15.39%
Average Annual Total Returns, 10 Years [Percent]	11.75%
Flex Bonus, Retirement Companion, and Smart Choice | MFSTotalReturnPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a favorable total return through investment in a diversified portfolio.
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Flex Bonus, Retirement Companion, and Smart Choice | MFSValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.15%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Flex Bonus, Retirement Companion, and Smart Choice | NeubergerBermanGenesisPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Flex Bonus, Retirement Companion, and Smart Choice | TRowePriceLargeCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	46.81%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Flex Bonus, Retirement Companion, and Smart Choice | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	21.57%
Average Annual Total Returns, 5 Years [Percent]	11.84%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Flex Bonus, Retirement Companion, and Smart Choice | DWSCROCIInternationalVIPClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	DWS CROCI® International VIP — Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	3.01%
Flex Bonus, Retirement Companion, and Smart Choice | AssetManagerPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Asset Manager Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Flex Bonus, Retirement Companion, and Smart Choice | ContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Flex Bonus, Retirement Companion, and Smart Choice | GovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Government Money Market Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Flex Bonus, Retirement Companion, and Smart Choice | GrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Growth Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Flex Bonus, Retirement Companion, and Smart Choice | Index500PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Index 500 Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	36.24%
Average Annual Total Returns, 5 Years [Percent]	19.64%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Flex Bonus, Retirement Companion, and Smart Choice | OverseasPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Overseas Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, FIA(UK), and FIJ
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Flex Bonus, Retirement Companion, and Smart Choice | TRowePriceGrowthStockFundIncMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Flex Bonus, Retirement Companion, and Smart Choice | AlgerSmallCapGrowthPortfolioClassI2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth through investments in stocks.
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio — Class I-2
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	45.27%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	11.71%
Flex Bonus, Retirement Companion, and Smart Choice | TRowePriceSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Flex Bonus, Retirement Companion, and Smart Choice | LoansMember
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 50
Optional Benefit Expense, Footnotes [Text Block]	Note 3. Loans are only available for Contracts issued to Section 403(b) Plans. The net annual interest rate reflects the difference between the annual interest rate charged on an outstanding loan balance (6.5%) and the annual interest rate credited to the portion of the Participant’s Account value in the General Account attributable to the loan (not less than 3%).
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	You may be able to obtain a loan from the portion of your Account value allocated to the General Account
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.50%
Optional Benefit Expense, Footnotes [Text Block]	Note 3. Loans are only available for Contracts issued to Section 403(b) Plans. The net annual interest rate reflects the difference between the annual interest rate charged on an outstanding loan balance (6.5%) and the annual interest rate credited to the portion of the Participant’s Account value in the General Account attributable to the loan (not less than 3%).
Brief Restrictions / Limitations [Text Block]	May be available only under Contracts issued to Section 403(b)Plans•125% of outstanding loan balance must be held in the General Accountas collateral•Partial surrenders and transfers may be restricted•Loans may significantly reduce cash value of the Accountand the death benefit•Loans may have negative tax consequences
Name of Benefit [Text Block]	Loans
Flex Bonus, Retirement Companion, and Smart Choice | LoanExpensesMember
Prospectus:
Operation of Benefit [Text Block]	Loan Expenses If you participate in a Contract issued to a Section 403(b) Plan, you may be able to obtain a loan from the portion of your Participant’s Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. The loan set-up fee does not apply in Alabama, Missouri, South Carolina, Texas, Utah, Washington, and Wisconsin. Annualized interest accrues on an outstanding loan balance. The outstanding loan balance will be the amount of the loan plus any interest not repaid minus any repayments of principal and interest. Interest accrues on an outstanding loan balance at a gross annual interest rate of 6.5%. However, the portion of the Participant’s Account value held in the General Account as collateral for the loan is credited interest at an annual rate of not less than 3%. Accordingly, the net annual interest rate charged on an outstanding loan balance will not exceed 3.5%. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments. BLIC: •may terminate loans •change the terms under which loans are made Any action taken by BLIC would not affect outstanding loans.
Flex Bonus, Retirement Companion, and Smart Choice | Loans403BPlansOnlyMember
Prospectus:
Operation of Benefit [Text Block]	Loans — 403(b) Plans Only If you are a Participant in a Contract issued to a Section 403(b) Plan, you may be able to obtain a loan under the Contract from the value of your Participant’s Account allocated to the General Account. No more than one loan may be outstanding at any one time. The amount of the loan may not be less than $1,000. The maximum loan amount is 50% of your Certificate’s accumulated payment value (surrender value, without any reduction for surrender charges) or $50,000, whichever is less. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. If a loan is taken, 125% of the outstanding loan balance (including unpaid loan interest) must be held in the General Account as collateral for the loan. Surrenders and transfers may be restricted in order to keep an amount equal to 125% of the outstanding loan balance in the General Account as collateral for the loan. Your Participant’s Account serves as the only security for the loan. BLIC may terminate a loan at its discretion in the event of a request for surrender. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. Annualized interest accrues on an outstanding loan balance. The outstanding loan balance will be the amount of the loan plus any interest not repaid minus any repayments of principal and interest. Interest accrues on an outstanding loan balance at a gross annual interest rate of 6.5%. However, the portion of the Participant’s Account value held in the General Account as collateral for the loan is credited interest at an annual rate of not less than 3%. Accordingly, the net annual interest rate charged on an outstanding loan balance will not exceed 3.5%. The term of a loan must be 5 years or less unless the proceeds of the loan are to be used to purchase a principal residence of the Participant, in which event the term may be for up to 15 years. Loans must be repaid in substantially level quarterly payments. You may make repayments in excess of your regularly scheduled payments, but they will not replace your regularly scheduled loan repayments. You may repay the loan in full at any time without penalty. Any loan repayments received will be applied first to the accrued interest and then to the outstanding balance of the loan. Repayments of principal will be credited to your Account as new Purchase Payments. In the absence of instructions, repayments will be allocated among the Series and the General Account in accordance with your standing allocation instructions. If repayment is not made when due, you will be notified that the loan is in the process of being defaulted. The entire remaining loan balance will be in default if a loan repayment is not received by the 45th day after it is due and, under Internal Revenue Code section 72(p), will be treated as a taxable deemed distribution for the year in which the grace period ends. If you are under age 59 1∕2, tax penalties may apply. A loan negatively impacts the value of your Account and the death benefit, whether or not the loan is repaid. Any outstanding loan balance will be deducted from the proceeds payable upon a full surrender or under the death benefit. Amounts held in the General Account as collateral for a loan do not participate in the investment performance of any Funds, and may be credited a lower rate of interest than amounts in the General Account that are not attributable to a loan. (See “Federal Tax Considerations”). The Internal Revenue Code imposes additional limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974 (“ERISA”), eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the Plan administrator or other designated Plan official. BLIC may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.
Flex Bonus, Retirement Companion, and Smart Choice | DeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Pays a minimum death benefit at least equal to the Participant’s Account value (less any amounts due)
Brief Restrictions / Limitations [Text Block]	Partial surrenders and loans may significantly reduce the benefit•Death benefit may differ depending on date of death
Name of Benefit [Text Block]	Death Benefit
Flex Bonus, Retirement Companion, and Smart Choice | Standard Death Benefit [Member]
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Operation of Benefit [Text Block]	ANNUITY BENEFITS There are two people who are involved in payments under your Annuity: •you •the Beneficiary Variable Annuity Payments The value of your Participant’s Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract. Assumed Investment Return Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series. Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly. Election of Annuity Date and form of Annuity You choose the Annuity Date and the form of Annuity payment, subject to the requirements of the Internal Revenue Code (“Code”). If your Contract is a Qualified Contract, you must take distributions during your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity payment option. Upon your death, if Annuity payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments after your death be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. Election of Annuity Date If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of: •the month in which you attain age 75, or •the date you are required to take a distribution under the terms of the Plan to which the Contract was issued. You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date. Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates. Form of Annuity Currently, BLIC provides you with five forms of Annuity payments, subject to applicable Code distribution requirements and other tax law. Each Annuity payment option, except Option 5, is available on both a Fixed Annuity payment and Variable Annuity payment basis. Option 5 is available on a Fixed Annuity payment basis only. Option 1 — Life Annuity You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because BLIC does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency. Option 2 — Life Annuity with 120, 180, or 240 Monthly Payments Certain You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, BLIC guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period. Option 3 — Installment Refund Life Annuity An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant’s Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary. Option 4 — Joint and Last Survivor Life Annuity You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. BLIC stops making payments with the last payment before the death of the last surviving payee. BLIC does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and BLIC does not pay death proceeds because of the death of the other payee. Option 5 — Payments for a Designated Period
(Fixed Annuity Only) BLIC makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by BLIC that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option. Due to underwriting, administrative or Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5. If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date. The first year’s Annuity payment described in Options 1 – 4 is calculated on the basis of: •the mortality table specified in the Contract, •the age, and where permitted, the sex of the Annuitant, •the type of Annuity payment option selected, and •the assumed investment return selected. The amount of any Annuity payments will depend on the amount applied to purchase the Annuity and the applicable annuity rates. Additionally, your Annuity payments will depend on your choices. For lifetime options, the age of the Annuitant will also be considered. For example, if you select an Annuity Option that guarantees payments for your lifetime and your spouse’s lifetime, your payments will be lower than if you selected an Annuity Option with payments over only your lifetime. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether you are alive (such as a Life Annuity with 120, 180, or 240 Monthly Payments Certain and Installment Life Refund Annuity) result in payments smaller than with Annuity Options without such guarantee (such as Life Annuity and Joint and Last Survivor Life Annuity). In addition, to the extent the Annuity Option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant’s sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued. The Fixed Annuity payments described in Option 5 are calculated on the basis of: •the number of years in the payment period, and •the interest rate guaranteed with respect to the option. Fixed Annuities are funded through the General Account of BLIC. Frequency of Payment Your payments under all options will be made on a monthly basis unless you and BLIC have agreed to a different arrangement (choosing less frequent payments will result in each payment being larger). Payments from each Series must be at least $50. If a payment from a Series will be less than $50, BLIC has the right to decrease the frequency of payments so that each payment from a Series will be at least $50. Level Payments Varying Annually Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, BLIC will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due. After calculating the amount due to you, BLIC transfers the amount of the year’s Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments. The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, BLIC will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, BLIC will experience a loss. You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year. Annuity Unit Values This is how BLIC calculates the Annuity Unit Value for each Series: •First, BLIC determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day. •Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated. •Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return. •Finally, the previous Annuity Unit Value is multiplied by this result.DEATH BENEFITS Death before the Annuity Date If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant’s Account. For example, if you are age 65 or older at the time of your death and your Participant’s Account value at the time the death benefit is determined equals $100,000, the death benefit will equal $100,000. If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of: •your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge); or •your Participant’s Account. For example, if you are younger than age 65 at the time of your death, and at the time the death benefit is determined (a) your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge) are equal to $110,000 and (b) your Participant’s Account is equal to $100,000, the death benefit will equal $110,000. Your Beneficiary(ies) receive the death benefit as either: 1) A lump sum that must be made within five (5) years of your death; or 2) Annuity income under Annuity Income Options One, Two or Five (described in Article 7 of the Contract), subject to applicable Code distribution requirements and other tax law. If your Beneficiary(ies) chooses one of the Annuity income options: •Payments must begin within one year of your death. However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have been required to begin taking distributions under federal tax law. (See “Federal Tax Considerations” for a discussion of the tax law requirements applicable to distributions from Qualified Contracts.) •The guaranteed period under Option Two or the designated period under Option Five may not be longer than permitted by applicable Code distribution requirements and other tax law. •The Participant’s Account on the date of the first Annuity payment will be used to determine the amount of the death benefit. The death benefit will be determined when BLIC receives both due proof of death and an election for the payment method. Note that if BLIC is notified of your death before any requested transaction is completed (including transactions under a dollar cost averaging or reallocation program), we will cancel the request. If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the account balance attributable to his/her portion of the death benefit remains in the Funds and is subject to investment risk. If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law. You will also be considered to have outlived your Beneficiary(ies) in the following situations: •Your Beneficiary(ies) and you die at the same time. •Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by BLIC before the date due. Proof of death includes a certified death certificate, or attending physician’s statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that BLIC agrees to accept as proof of death. Death after the Annuity Date If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect, subject to applicable Code distribution requirements and other tax law. In this case, the Beneficiary will: •have all the remaining rights and powers under a Contract, and •be subject to all the terms and conditions of the Contract. In the case of a Qualified Contract, applicable tax law may require that any remaining payments after the Annuitant’s death be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant’s estate unless other provisions have been made and approved by BLIC. This value is calculated on the next day of payment following receipt of due proof of death. Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments. Abandoned Property Requirements Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the last day on which annuity payments may begin under the Contract), the date the death benefit is due and payable, or such other date as required by state law. Contracts purchased through certain qualified plans, including IRAs and Roth IRAs, may be subject to special or additional abandoned property rules under state law. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Flex Bonus, Retirement Companion, and Smart Choice | FlexibleBonusMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.39%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.39%
Lowest Annual Cost [Dollars]	$ 1,363
Highest Annual Cost [Dollars]	2,143
Administrative Expense, Current [Dollars]	$ 21.50
Base Contract Expense (of Average Account Value), Current [Percent]	1.35%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,370
Surrender Expense, 1 Year, Minimum [Dollars]	8,450
Surrender Expense, 3 Years, Maximum [Dollars]	13,600
Surrender Expense, 3 Years, Minimum [Dollars]	10,807
Surrender Expense, 5 Years, Maximum [Dollars]	18,792
Surrender Expense, 5 Years, Minimum [Dollars]	14,084
Surrender Expense, 10 Years, Maximum [Dollars]	26,714
Surrender Expense, 10 Years, Minimum [Dollars]	17,052
Annuitized Expense, 1 Year, Maximum [Dollars]	2,370
Annuitized Expense, 1 Year, Minimum [Dollars]	1,450
Annuitized Expense, 3 Years, Maximum [Dollars]	7,300
Annuitized Expense, 3 Years, Minimum [Dollars]	4,507
Annuitized Expense, 5 Years, Maximum [Dollars]	12,492
Annuitized Expense, 5 Years, Minimum [Dollars]	7,784
Annuitized Expense, 10 Years, Maximum [Dollars]	26,714
Annuitized Expense, 10 Years, Minimum [Dollars]	17,052
No Surrender Expense, 1 Year, Maximum [Dollars]	2,370
No Surrender Expense, 1 Year, Minimum [Dollars]	1,450
No Surrender Expense, 3 Years, Maximum [Dollars]	7,300
No Surrender Expense, 3 Years, Minimum [Dollars]	4,507
No Surrender Expense, 5 Years, Maximum [Dollars]	12,492
No Surrender Expense, 5 Years, Minimum [Dollars]	7,784
No Surrender Expense, 10 Years, Maximum [Dollars]	26,714
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,052
Flex Bonus, Retirement Companion, and Smart Choice | FlexibleBonusMember | LoansMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.50%
Flex Bonus, Retirement Companion, and Smart Choice | SmartChoiceMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	3.12%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.12%
Lowest Annual Cost [Dollars]	$ 1,363
Highest Annual Cost [Dollars]	2,143
Administrative Expense, Current [Dollars]	$ 21.50
Base Contract Expense (of Average Account Value), Current [Percent]	1.35%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,370
Surrender Expense, 1 Year, Minimum [Dollars]	8,450
Surrender Expense, 3 Years, Maximum [Dollars]	13,600
Surrender Expense, 3 Years, Minimum [Dollars]	10,807
Surrender Expense, 5 Years, Maximum [Dollars]	18,792
Surrender Expense, 5 Years, Minimum [Dollars]	14,084
Surrender Expense, 10 Years, Maximum [Dollars]	26,714
Surrender Expense, 10 Years, Minimum [Dollars]	17,052
Annuitized Expense, 1 Year, Maximum [Dollars]	2,370
Annuitized Expense, 1 Year, Minimum [Dollars]	1,450
Annuitized Expense, 3 Years, Maximum [Dollars]	7,300
Annuitized Expense, 3 Years, Minimum [Dollars]	4,507
Annuitized Expense, 5 Years, Maximum [Dollars]	12,492
Annuitized Expense, 5 Years, Minimum [Dollars]	7,784
Annuitized Expense, 10 Years, Maximum [Dollars]	26,714
Annuitized Expense, 10 Years, Minimum [Dollars]	17,052
No Surrender Expense, 1 Year, Maximum [Dollars]	2,370
No Surrender Expense, 1 Year, Minimum [Dollars]	1,450
No Surrender Expense, 3 Years, Maximum [Dollars]	7,300
No Surrender Expense, 3 Years, Minimum [Dollars]	4,507
No Surrender Expense, 5 Years, Maximum [Dollars]	12,492
No Surrender Expense, 5 Years, Minimum [Dollars]	7,784
No Surrender Expense, 10 Years, Maximum [Dollars]	26,714
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,052
Flex Bonus, Retirement Companion, and Smart Choice | SmartChoiceMember | LoansMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.50%
Flex Bonus, Retirement Companion, and Smart Choice | RetirementCompanionMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.29%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.29%
Lowest Annual Cost [Dollars]	$ 1,275
Highest Annual Cost [Dollars]	2,062
Administrative Expense, Current [Dollars]	$ 21.50
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,270
Surrender Expense, 1 Year, Minimum [Dollars]	8,350
Surrender Expense, 3 Years, Maximum [Dollars]	13,299
Surrender Expense, 3 Years, Minimum [Dollars]	10,500
Surrender Expense, 5 Years, Maximum [Dollars]	18,288
Surrender Expense, 5 Years, Minimum [Dollars]	13,562
Surrender Expense, 10 Years, Maximum [Dollars]	25,705
Surrender Expense, 10 Years, Minimum [Dollars]	15,950
Annuitized Expense, 1 Year, Maximum [Dollars]	2,270
Annuitized Expense, 1 Year, Minimum [Dollars]	1,350
Annuitized Expense, 3 Years, Maximum [Dollars]	6,999
Annuitized Expense, 3 Years, Minimum [Dollars]	4,200
Annuitized Expense, 5 Years, Maximum [Dollars]	11,988
Annuitized Expense, 5 Years, Minimum [Dollars]	7,262
Annuitized Expense, 10 Years, Maximum [Dollars]	25,705
Annuitized Expense, 10 Years, Minimum [Dollars]	15,950
No Surrender Expense, 1 Year, Maximum [Dollars]	2,270
No Surrender Expense, 1 Year, Minimum [Dollars]	1,350
No Surrender Expense, 3 Years, Maximum [Dollars]	6,999
No Surrender Expense, 3 Years, Minimum [Dollars]	4,200
No Surrender Expense, 5 Years, Maximum [Dollars]	11,988
No Surrender Expense, 5 Years, Minimum [Dollars]	7,262
No Surrender Expense, 10 Years, Maximum [Dollars]	25,705
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 15,950
Flex Bonus, Retirement Companion, and Smart Choice | RetirementCompanionMember | LoansMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.50%